Summary of Principal Balances of Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Notes payable		$ 19,277
Cedar Lane
Debt Instrument [Line Items]
Notes payable		19,104
White Oak, Inc.
Debt Instrument [Line Items]
Notes payable		$ 173